CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2021
CONVERTIBLE NOTES
CONVERTIBLE NOTES

13.CONVERTIBLE NOTES

On November 19, 2021, the Group issued and sold a Convertible Promissory Note (“Note”) to STREERERVILLE CAPITAL, LLC (the “Lender”), in the principal amount of $2,180. The purchase price for this Note were $2,000, computed as follows: $2,180 principal, less discount at issuance of $160, less the transaction expense amount of $20 incurred in connection with the purchase and sale of the Securities. The Note bears an interest at 8% per annum and is repayable in full in 18 months from issuance.

According to the Securities Purchase Agreement, the Group has right to repay the Note until it received the conversion notice from Lender or repayment date. The Lender also has right to conversion the Note into ordinary shares at any time following the 6-month anniversary of the issuance date until the outstanding balance has been paid in full, at election, to convert all or any portion of no less than $200,000 of the outstanding balance into ordinary shares of the Company. The conversion price is $3.00 per ordinary share.

The Company has not elected the fair value option for the convertible note. And the Note does not have any embedded conversion option which shall be bifurcated and separately accounted for as a derivative under ASC 815, nor does it contain a cash conversion feature or beneficial conversion feature. The Company accounts for the Note as a liability in its entirety following ASC 470 Debt and recorded interest expenses of $22 for the year ended December 31, 2021.